                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number:  028-03063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth F. Bosco
Title:   Compliance Officer
Phone:   (212) 698-0845

Signature, Place, and Date of Signing:

         /s/Elizabeth F. Bosco      New York, NY       8/10/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     148

Form 13F Information Table Value Total:     $455,234
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 JUNE 30, 2000
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                       TITLE                FAIR                             ---------------------           -------------------
                       OF                   MARKET       SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

3Com Corp.              COM   885535104         973863       16900            SOLE                               16900
ADC Telecommunications
 Inc.                   COM   000886101         571608        6815            SOLE                                6815
AT&T Corp.              COM   001957109        8508253      267450            SOLE                              267450
Adobe Systems Inc.      COM   00724F101       13071713      100600            SOLE                              100600
Alcoa Inc.              COM   013817101        7246172      249868            SOLE                              249868
Alexander & Baldwin
 Inc.                   COM   014482103        3210094      145500            SOLE                              145500
Allstate Corp           COM   020002101        6703925      301300            SOLE                              301300
Alza Corp. (Cl A)       COM   022615108        2636975       44600            SOLE                               44600
American General Corp.  COM   026351106         287432        4712            SOLE                                4712
American Home Products  COM   026609107        5475500       93200            SOLE                               93200
American Int'l Group    COM   026874107         293750        2500            SOLE                                2500
Amgen Inc.              COM   031162100         653325        9300            SOLE                                9300
Anadarko Petroleum
 Corp.                  COM   032511107        1834425       37200            SOLE                               37200
Analysts International
 Corp.                  COM   032681108        4007169      430300            SOLE                              430300
Anixter Int'l Inc.      COM   035290105        2651563      100000            SOLE                              100000
Apache Corp.            COM   037411105         352875        6000            SOLE                                6000
Apex Silver Mines Ltd.  COM   G04074103         606188       61000            SOLE                               61000
Autodesk Inc.           COM   052769106         301781        8700            SOLE                                8700
Avatex Corp.            COM   05349F402         723297     1361500            SOLE                             1361500
BJ's Wholesale Club Inc COM   05548J106         365483       11070            SOLE                               11070
BP Amoco PLC            COM   055622104         542977        9589            SOLE                                9589
Baker Hughes Inc.       COM   057224107        8643200      270100            SOLE                              270100
Baldor Electric Co      COM   057741100        4374975      234898            SOLE                              234898
Bank of New York        COM   064057102         507687       10918            SOLE                               10918
BankAmerica Corp.       COM   060505104        3788859       88113            SOLE                               88113
Battle Mountain Gold Co COM   071593107         656250      300000            SOLE                              300000
Bear Stearns Companies
 Inc                    COM   073902108         839285       20163            SOLE                               20163
Bindley Western Industry
 Inc.                   COM   090324104        2662521      100710            SOLE                              100710





                                4




Bio Technology Genl
 Corp.                  COM   090578105         263750       20000            SOLE                               20000
Boeing Company          COM   097023105        8960419      214300            SOLE                              214300
Burlington Industries
 Inc New                COM   121693105        2613938     1549000            SOLE                             1549000
Burlington Resources
 Inc.                   COM   122014103         956250       25000            SOLE                               25000
C R Bard Inc            COM   067383109        1444219       30000            SOLE                               30000
Cameco Corp.            COM   13321L108         539000       44000            SOLE                               44000
Chemfab Corp.           COM   16361L102         356250       30000            SOLE                               30000
Circle Corp.            COM   172559106         189640       34480            SOLE                               34480
CitiGroup Inc.          COM   172967101         834463       13850            SOLE                               13850
Clorox Co.              COM   189054109        4149638       92600            SOLE                               92600
Colorado MEDtech, Inc.  COM   19652U104        2268081      359300            SOLE                              359300
Compaq Computer Corp.   COM   204493100         639063       25000            SOLE                               25000
Corn Products
 International, Inc.    COM   219023108        3447031      130000            SOLE                              130000
Corning Inc.            COM   219350105         211200         800            SOLE                                 800
Deluxe Corp.            COM   248019101        6076769      257900            SOLE                              257900
Dial Corp.              COM   25247D101         407500       40000            SOLE                               40000
Dime Bancorp Inc.       COM   25429Q102        3236625      205500            SOLE                              205500
Dura Pharmaceuticals
 Inc.                   COM   26632S109       11879500      826400            SOLE                              826400
Eastman Kodak           COM   277461109       10144155      170490            SOLE                              170490
Echo Bay Mines Ltd.     COM   278751102         212500      200000            SOLE                              200000
Elan Corp. PLC          COM   284131208        4034844       83300            SOLE                               83300
Engineered Supp Systems COM   292866100        2987875      217300            SOLE                              217300
Exxon Mobil Corp.       COM   30231G102         271924        3464            SOLE                                3464
FPL Group Inc           COM   302571104        2234925       45150            SOLE                               45150
Fedders Corp            COM   313135105        4983405      857360            SOLE                              857360
Federal Signal Corp.    COM   313855108        4143150      251100            SOLE                              251100
Gartner Group, Inc.     COM   366651107        1680000      140000            SOLE                              140000
General Electric Co.    COM   369604103        1629591       30747            SOLE                               30747
Genzyme Corp.           COM   372917104        1927800       32400            SOLE                               32400
Genzyme Surgical
 Products               COM   372917609         110982       11168            SOLE                               11168
Global Industries Ltd   COM   379336100        3718375      197000            SOLE                              197000
H & Q Healthcare
 Investors-SBI          COM   404052102        1827430       59188            SOLE                               59188
H & R Block Inc         COM   093671105        7384738      228100            SOLE                              228100
HCR Manor Care, Inc.    COM   564055101          70000       10000            SOLE                               10000
Hanna M A Co.           COM   410522106         450000       50000            SOLE                               50000
Healthsouth Corp        COM   421924101         646875       90000            SOLE                               90000
Homestake Mining        COM   437614100        4252188      618500            SOLE                              618500
Humana Inc              COM   444859102        1354275      277800            SOLE                              277800
Idexx Laboratories
 Corp.                  COM   45168D104         915000       40000            SOLE                               40000
Illinois Tool Wks       COM   452308109        1038825       18225            SOLE                               18225
Inco Ltd                COM   453258402       12252477      796100            SOLE                              796100
Informix Corp.          COM   456779407        4524231      608300            SOLE                              608300
Input/Output Inc        COM   457652105        9759978     1154600            SOLE                             1154600


                                5




Int'l Business Machines COM   459200101        9471678       86450            SOLE                               86450
Intel Corp.             COM   458140100         280744        2100            SOLE                                2100
InterDent, Inc.         COM   4586R1094         160313       45000            SOLE                               45000
InterVoice-Brite Inc.   COM   461142101         836719      127500            SOLE                              127500
Intl Flavors &
 Fragrances             COM   459506101        9333975      309200            SOLE                              309200
Intl Multifoods Corp.   COM   460043102         779063       45000            SOLE                               45000
Ivax Corp.              COM   465823102        1144500       28000            SOLE                               28000
Jennifer Convertibles
 Inc                    COM   476153101         250000      100000            SOLE                              100000
Johnson & Johnson       COM   478160104        1233095       12104            SOLE                               12104
K Mart Corp.            COM   482584109        5083235      746163            SOLE                              746163
Kforce.com Inc.         COM   493732101        1283438      185000            SOLE                              185000
Kinross Gold Corp.      COM   496902107         271031      289100            SOLE                              289100
Knightsbridge Tankers
 Ltd.                   COM   G5299G106         200000       10000            SOLE                               10000
Lam Research Corp.      COM   512807108         382500       10200            SOLE                               10200
Litton Industries, Inc. COM   538021106        6697291      159400            SOLE                              159400
Longview Fibre Co.      COM   543213102        2992406      270500            SOLE                              270500
Matrix Pharmaceutical,
 Inc.                   COM   576844104         141875       10000            SOLE                               10000
Mattel Inc.             COM   577081102        3791406      287500            SOLE                              287500
Mcdonalds Corp.         COM   580135101         383722       11650            SOLE                               11650
Mckesson Corp. New      COM   58155Q103        5977656      285500            SOLE                              285500
Mentor Graphics Corp.   COM   587200106        2148488      108100            SOLE                              108100
Murphy Oil Corp.        COM   626717102        9587622      161200            SOLE                              161200
Nabors Industries Inc   COM   629568106        7459768      179500            SOLE                              179500
Napro Biotherapeutics
 Inc                    COM   630795102         111563       15000            SOLE                               15000
Newmont Mining Corp.    COM   651639106        5462389      252596            SOLE                              252596
News Communications,
 Inc.                   COM   652484809          25823       21746            SOLE                               21746
Northrop Grumman Corp.  COM   666807102        7711500      116400            SOLE                              116400
Oceaneering Int'l       COM   675232102        2565000      135000            SOLE                              135000
Olin Corp               COM   680665205        7788000      472000            SOLE                              472000
Omnicare, Inc.          COM   681904108         498438       55000            SOLE                               55000
Osmonics Inc.           COM   688350107         745550       80600            SOLE                               80600
Owens & Minor Inc
 Holding Co.            COM   690732102        4021875      234000            SOLE                              234000
PSC Inc                 COM   69361E107         893750      110000            SOLE                              110000
Pactiv Corp.            COM   695257105         237825       30200            SOLE                               30200
Perrigo Co.             COM   714290103        1262500      200000            SOLE                              200000
Pfizer Inc.             COM   717081103         315312        6569            SOLE                                6569
Phelps Dodge            COM   717265102        8270500      222400            SOLE                              222400
Philip Morris Co's Inc. COM   718154107         685313       25800            SOLE                               25800
Photoworks, Inc.        COM   71940B109         315600      105200            SOLE                              105200
Placer Dome Inc.        COM   725906101        2409176      251940            SOLE                              251940
Polaroid Corp           COM   731095105         650250       36000            SOLE                               36000
Procter & Gamble        COM   742718109        4063300       71600            SOLE                               71600




                                6




Protein Design
 Laboratories Inc.      COM   74369L103         329500        2000            SOLE                                2000
Providian Financial
 corp.                  COM   74406A102         202500        2250            SOLE                                2250
Quintiles Transnational
 Corp.                  COM   748767100        1011350       71600            SOLE                               71600
Raytheon Co. Class B    COM   755111408        7946400      412800            SOLE                              412800
Reader's Digest
 Association Inc Cl A   COM   755267101        6337633      159500            SOLE                              159500
Renal Care Group, Inc.  COM   759930100         733594       30000            SOLE                               30000
SAGA Systems, Inc.      COM   786610105         652969       52500            SOLE                               52500
Sara Lee Corp.          COM   803111103        1825031       94500            SOLE                               94500
Schein Henry Inc.       COM   806407102        2794500      162000            SOLE                              162000
Schering-Plough Corp.   COM   806605101         282800        5600            SOLE                                5600
Schlumberger Ltd.       COM   806857108        1156688       15500            SOLE                               15500
Schulman,A Inc.         COM   808194104        5180844      429500            SOLE                              429500
Sonoco Products Co.     COM   835495102         261445       12705            SOLE                               12705
Steelcase Inc.          COM   858155203        1445000       85000            SOLE                               85000
Stillwater Mining Co    COM   86074Q102        6107413      219100            SOLE                              219100
Storage Technology
 Corp.                  COM   862111200        2610781      238700            SOLE                              238700
Systems & Computer
 Technology Corp        COM   871873105       16109940      805497            SOLE                              805497
Tellabs Inc.            COM   879664100        2591112       37861            SOLE                               37861
Tenet Healthcare Corp   COM   88033G100       10122300      374900            SOLE                              374900
Teva Pharmaceutical
 Ind. Ltd spd ADR       COM   881624209        1108750       20000            SOLE                               20000
Texaco Inc.             COM   881694103        8440125      158500            SOLE                              158500
Texas Instruments Inc.  COM   882508104         824250       12000            SOLE                               12000
Thoratec Laboratories
 Corp. New              COM   885175307         267740       16604            SOLE                               16604
Transocean Sedco Forex
 Inc.                   COM   G90078109        1474555       27592            SOLE                               27592
Ultrak Inc              COM   903898401         626332       77087            SOLE                               77087
Union Pacific Resources
 Group                  COM   907834105        1710412       77746            SOLE                               77746
Unisys Corp.            COM   909214108         544500       36300            SOLE                               36300
United Healthcare Corp. COM   910581107         866075       10100            SOLE                               10100
United Stationers, Inc. COM   913004107        1456875       45000            SOLE                               45000
Unitrin, Inc.           COM   913275103        4165375      141800            SOLE                              141800
Varco International
 Inc.                   COM   922122106        8651474      371857            SOLE                              371857
Walt Disney Production  COM   254687106         236756        6100            SOLE                                6100
Waste Management, Inc.  COM   94106L109        3807923      200417            SOLE                              200417
Westvaco Corp.          COM   961548104       11594881      467300            SOLE                              467300
Xerox                   COM   984121103       10312750      497000            SOLE                              497000






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